RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Liabilities Arising From Financing Activities
Gains (losses) on financial liabilities at fair value through profit or loss	$ 5,193,196	$ 11,397,187